License Agreements - Additional Information (Detail) - Surrozen Inc [Member] - USD ($) $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Mar. 31, 2016	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
License Agreements [Line Items]
Stock issued during period, shares, issued for services		241,688
Exercise of stock options			720,531		407,000
Research and development expense			$ 18,866	$ 10,076	$ 25,684	$ 19,603
Stanford License Agreements [Member] | Stanford [Member]
License Agreements [Line Items]
Payments for milestone agreement or earned Royalties on achievement of milestones		$ 900	0		0	0
Payments for achievement of specified development and regulatory milestones	$ 425
Milestone payments due					0	0
Research and development expense			50,000	40,000
Stanford License Agreements [Member] | Stanford [Member] | Maximum [Member]
License Agreements [Line Items]
Payments for milestone agreement or earned Royalties on achievement of milestones		$ 5,000
UCSF License and Option Agreements [Member]
License Agreements [Line Items]
Payments for milestone agreement or earned Royalties on achievement of milestones					0	0
Milestone payments due					$ 0	0
Exercise of stock options					0
Research and development expense					$ 100	100
UCSF License and Option Agreements [Member] | Stanford [Member]
License Agreements [Line Items]
Payments for milestone agreement or earned Royalties on achievement of milestones			0
Research and development expense			0	0
Annual license maintenance fee			25,000	0
Distributed Bio Subscription Agreement [Member]
License Agreements [Line Items]
Payments for milestone agreement or earned Royalties on achievement of milestones					0	0
Payments for achievement of specified development and regulatory milestones			5,900		5,900
Milestone payments due					0	0
Payments for milestone agreement on achievement of milestones					$ 200	$ 300
Distributed Bio Subscription Agreement [Member] | Stanford [Member]
License Agreements [Line Items]
Payments for milestone agreement or earned Royalties on achievement of milestones			0
Payments for milestone agreement on achievement of milestones			$ 0	$ 0